Consolidated Statements of Cash Flows - CAD	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Cash flows from operating activities:
Income (loss) for the year	CAD (199,953)	CAD 92,549	CAD (1,410,322)
Adjusted for:
Impairment of mineral property interest		1	891,626
Interest income	(2,112)	(2,971)	(10,750)
Interest expense		17,385	42,606
Gain on settlement of debenture		(431,645)
Changes in non-cash working capital items:
Amounts receivable and other assets - current	527	9,650	(4,915)
Amounts receivable and other assets - non-current			8,295
Amounts payable and other liabilities	216	2	(871)
Due to a related party	118,722	205,167	16,201
Restricted cash			38,563
Net cash used in operating activities	(82,600)	(109,862)	(429,567)
Cash flows from investing activities:
Interest received	2,112	2,971	10,750
Net cash provided by investing activities	2,112	2,971	10,750
Cash flows from financing activities:
Principal payment on convertible debenture		(28,355)	(100,000)
Interest paid on convertible debenture		(20,342)	(44,517)
Net cash used in financing activities		(48,697)	(144,517)
Decrease in cash and cash equivalents	(80,488)	(155,588)	(563,334)
Cash and cash equivalents, beginning of year	306,398	461,986	1,025,320
Cash and cash equivalents, end of year	225,910	306,398	461,986
Supplemental cash flow information:
Components of cash	225,910	306,398	461,986
Components of cash equivalents
Total supplemental cash flow	225,910	306,398	461,986
Non cash investing and financing activities:
Settlement of debenture paid through issuance of shares		CAD 40,000